Income tax expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Income Taxes [Abstract]
Current taxes		€ (2,152)	€ (2,251)	[1]	€ (2,631)	[1]
Deferred taxes		948	1,234	[1]	722	[1]
Total		(1,204)	(1,017)	[1],[2]	(1,909)	[1],[2]
Income before tax and investments accounted for using the equity method		€ 6,698	€ 6,251	[1],[2],[3]	€ 9,937	[1],[2],[3],[4]
Other items	[5]	2.70%	2.60%	[6]	1.30%	[6]

[1]	(a) Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[3]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	2022 business operating income has been recast from the amount previously reported to include the one-time income of €952 million from the Libtayo transaction (€706 million net of tax)
[5]	In determining the amount of the deferred tax liability for 2024, 2023 and 2022, Sanofi took into account changes in the ownership structure of certain subsidiaries
[6]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.